Snoqualmie Asset Fund, Inc.

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001

AND FOR THE YEAR ENDED DECEMBER 31, 2001 AND

THE PERIOD FROM AUGUST 31, 2000 (COMMENCEMENT

OF OPERATIONS) THROUGH DECEMBER 31, 2000, AND

INDEPENDENT AUDITORS' REPORT

Deloitte & Touche LLP

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors

Snoqualmie Asset Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Snoqualmie Asset Fund, Inc. (the Fund) including the schedule of investments as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and financial highlights for the year ended December 31, 2001 and the period from August 31, 2000 (commencement of operations) through December 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, through physical inspection and by correspondence with the custodians and loan servicers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Snoqualmie Asset Fund, Inc. at December 31, 2001, the results of its operations and cash flows for the year ended December 31, 2001, and the statement of changes in net assets and financial highlights for the year ended December 31, 2001 and the period from August 31, 2000 (commencement of operations) through December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

Seattle, Washington

March 1, 2002

Marion Street, Inc. - Mortgage Backed Securities
(in 000s)
Security	Cost	Fair Value	As a % of Net Assets
FHLMC Corporation PC Group No. 785533	$ 2,026	$ 2,125	0.02%
FHLMC Corporation PC Group No. 608987	2,275	2,163	0.02%
FNMA Pass Through Certificate Pool No. 358673	1,417	1,467	0.01%
Total Mortgage Backed Securities	$ 5,718	$ 5,755	0.04%
WM Specialty Mortgage LLC - Prime Loans Serviced by Others
(in 000s)
Pool (by Servicer)	Number of Loans	Net Interest Rate	Average Remaining Term (in months)	(2) Cost	(1) Fair Value	As a % of Net Assets
Wells Fargo Home Mortgage - 00152	1	6.63%	162		$ 67
GMAC Mortgage - 00153	2	11.54%	166		36
Atlantic Mortgage - 00154	6	7.02%	144		370
Matrix Financial Services - 00155	6	6.28%	153		285
Midland Mortgage Company - 00157	1	6.11%	146		5
Midland Mortgage Company - 00158	6	6.23%	148		327
Bank of America - Louisville - 00160	1	9.88%	142		226
Bank of America - Louisville - 00161	1	7.56%	165		112
North American Mortgage - 00162	2	7.75%	157		63
Republic Bank - 00163	2	6.77%	160		138
Republic Bank - 00164	12	6.58%	142		540
U.S. Mortgage - 00165	3	6.59%	168		162
U.S. Mortgage - 00166	5	8.25%	42		66
Wilshire Financial Services Group - 00167	1	6.25%	185		189
Alliance Mortgage - 00170A	9	6.68%	153		1,254
Bay View Federal Bank - 00170B	27	6.81%	160		11,416
GMAC Mortgage - 00178	1	9.25%	9		144
FHDC - Outrigger Village - 00189	1	9.25%	71		159
FHDC - Nantucket Bay Apartments - 00191	1	7.00%	342		192
CCRC - 00193	33	7.36%	286		2,534
Windermere Apartments - 00195	1	7.75%	173		722
North American Mortgage - 00394	1	9.38%	72		24
Bank of America - Louisville - 97127	1	6.25%	9		-
National City Mortgage - 1993-2 VA	3	6.30%	1		1
Primewest Mortgage Corp. - 1993-3 FHA	3	6.13%	1		-
Republic Bank - 66614	2	10.49%	77		18
Homeside Lending - 92033	379	6.81%	307		126,774
Homeside Lending - 92034	965	7.16%	283		129,700
Cendant - 92035	153	6.54%	318		43,266
Wells Fargo Home Mortgage - 92036	241	6.57%	315		83,628
Wells Fargo Home Mortgage - 92037	81	6.77%	316		28,493
Wells Fargo Home Mortgage - 92038	51	6.67%	312		17,079
Wells Fargo Home Mortgage - 92039	46	7.16%	292		17,488
Wells Fargo Home Mortgage - 92040	574	6.57%	307		196,812
Cendant - 92041	145	6.26%	319		39,138
Cendant - 92042	178	6.48%	320		71,483
Wells Fargo Home Mortgage - 92043	97	6.60%	321		37,640
RFC - 92044	134	6.62%	315		39,119
Cendant - 92045	529	6.51%	320		121,712
Cenlar Federal Savings Bank - 92046A	146	7.35%	221		18,303
Cenlar Federal Savings Bank - 92046B	600	7.34%	161		26,966
Alliance Mortgage - 92047	2981	7.17%	170		153,292
Wachovia - 92048	61	6.40%	321		19,987
Cendant - 92050	95	6.47%	322		23,044
Cendant - 92051	43	6.95%	318		8,354
First Republic - 92053	42	6.92%	312		29,004
Countrywide Home Loans - 92054	75	7.00%	275		13,418
Homeside Lending - 92055B	10	6.45%	323		3,486
Homeside Lending - 92055C	42	6.50%	324		14,278
RFC - 92055D	157	6.35%	316		45,438
Cenlar Federal Savings Bank - 92056A	131	6.87%	203		21,236
Cenlar Federal Savings Bank - 92056B	265	6.96%	189		39,367
Cenlar Fedreal Savings Bank - 92056C	334	7.31%	166		27,799
Cendant - 92059	248	6.75%	324		69,431
Bank of America - Louisville - 92060A	180	6.75%	301		63,376
Bank of America - Louisville - 92060B	45	6.57%	299		14,077
Bank of America - Louisville - 92060C	56	6.78%	307		20,684
GMAC Mortgage - 92061	109	6.80%	306		30,516
Alliance Mortgage - 92062	830	7.22%	178		43,860
Union Planters - 92063	2478	7.11%	229		140,471
Countrywide Home Loans - 92064	1	6.63%	56		8
Countrywide Home Loans - 92065	56	7.47%	154		2,741
Wells Fargo Home Mortgage - 92065 7B	1	7.25%	318		628
Countrywide Home Loans - 92066	18	7.15%	151		796
Bank of America - Louisville - 92066A	246	7.49%	234		64,133
Bank of America - Louisville - 92066B1	7	7.40%	278		2,009
Bank of America - Louisville - 92066B2	38	7.45%	256		10,590
Bank of America - Louisville - 92066B3	5	7.19%	315		999
Bank of America - Louisville - 92066C1	3	8.09%	294		980
Bank of America - Louisville - 92066C2	11	8.25%	302		4,997
Bank of America - Louisville - 92066C3	16	8.18%	302		6,356
Bank of America - Louisville - 92066C4	9	7.27%	312		3,164
Bank of America - Louisville - 92066C5	4	8.01%	311		1,358
Bank of America - Louisville - 92066D1	8	8.01%	289		2,168
Bank of America - Louisville - 92066D2	52	7.41%	275		17,852
Bank of America - Louisville - 92066D3	6	6.76%	301		2,657
Bank of America - Louisville - 92066D4	13	7.98%	311		5,267
Wachovia - 92067	157	6.22%	205		50,117
Alliance Mortgage - 92068	478	6.36%	204		64,473
Countrywide Home Loans - 92068A	2	6.82%	330		615
Countrywide Home Loans - 92068D	12	6.74%	331		4,296
Cendant - 92069	373	7.02%	290		98,098
Cendant - 92070	488	6.90%	261		92,496
Countrywide Home Loans - 92071	162	6.82%	150		5,718
Countrywide Home Loans - 92072	2	8.26%	210		98
Charter One Mortgage Corp. - 97001	7	9.08%	67		24
Charter One Mortgage Corp. - 97002	2	8.24%	236		5
Matrix Financial Services - 97003	1	7.63%	38		7
Matrix Financial Services - 97004	2	7.38%	8		4
Cohen Financial - 97005	1	9.25%	39		73
Matrix Financial Services - 97007	7	6.63%	9		8
Homeside Lending - 97009	1	9.13%	87		20
Bay View Federal Bank - 97015	34	6.20%	155		12,908
Wilshire Financial Services Group - 97017	33	5.81%	211		4,349
Metropolitan Bank & Trust - 97019	1	7.51%	96		161
Homeside Lending - 97020	1	6.96%	314		4
Cenlar Federal Savings Bank - 97022	1	7.28%	0		3
Cenlar Federal Savings Bank - 97023	3	8.63%	47		18
Citimortgage Inc. - 97028	1	8.25%	69		18
Citimortgage Inc. - 97029	1	9.38%	77		21
Community Investment Corp. - 97033	2	12.31%	137		2
Primewest Mortgage Corp. - 97039	3	8.17%	67		37
North American Mortgage - 97041	1	8.75%	78		24
North American Mortgage - 97042	226	6.94%	181		38,730
CapMark Services - 97044	1	9.00%	40		213
Family Savings Bank - 97045	38	10.54%	111		620
FHLB of New York - 97047	1	8.35%	60		111
Citicorp Mortgage Inc. - 97053	1	6.90%	142		459
First Federal Bank of California - 97056	2	12.17%	95		75
Wells Fargo Home Mortgage - 97059	10	8.50%	44		88
Wells Fargo Home Mortgage - 97060	1	7.38%	314		-
FNMA - 97061	2	9.42%	106		1,501
Bank of America - Louisville - 97064	1	9.50%	113		28
Bank of America - Louisville - 97066	2	8.95%	75		18
Bank of America - Louisville - 97067	1	7.88%	27		4
Bank of America - Louisville - 97069	2	8.63%	61		12
Bank of America - Louisville - 97070	7	8.57%	52		65
Bank of America - Buffalo - 97072	1	7.88%	156		78
Beal Bank - 97079	9	7.41%	111		220
Alliance Mortgage - 97080	3	7.14%	119		81
First Nationwide Mortgage Corp. - 97081	5	7.33%	143		193
Alliance Mortgage - 97085	45	5.76%	193		2,924
Alliance Mortgage - 97086	49	7.31%	177		3,243
Midland Loan Services - 97092	1	6.63%	192		2,539
MGIC Investor Services Corporation - 97099	2	8.75%	16		6
Dovenmuehle Mortgage Inc. - 97101	1	7.50%	7		1
Matrix Financial Services - 97102	12	7.44%	90		182
Matrix Financial Services - 97103	2	8.02%	24		3
Atlantic Mortgage - 97107	3	8.27%	46		12
Midland Mortgage Company - 97111	1	6.95%	150		574
Pomona First Federal (PFF Bank & Trust) - 97122	1	6.19%	314		16
Bank of America - Louisville - 97130	1	9.00%	47		10
Bank of America - Louisville - 97132	1	6.75%	0		-
Atlantic Mortgage - 97136	3	7.30%	173		276
Atlantic Mortgage - 97138	4	7.99%	67		54
Wells Fargo Home Mortgage - 97144	10	8.31%	40		17
Bank of America - Louisville - 97146	2	8.79%	62		65
Bank of America - Louisville - 97148	1	7.25%	165		35
Atlantic Mortgage - 97152	3	8.62%	18		2
Liberty Lending Services - 97154	2	8.40%	135		224
National City Mortgage - 97163	12	7.69%	49		51
Legg Mason Real Estate Services - 97164	1	6.88%	179		568
Firstar Home Mortgage - 97165	15	8.63%	59		168
RFC - 97170	24	6.70%	234		5,504
Beal Bank, SSB - 97171	1	9.13%	37		548
Beal Bank, SSB - 97172	1	6.66%	314		5
Aegis Mortgage - 97174	1	9.50%	80		23
Aegis Mortgage - 97175	7	8.63%	68		120
Aegis Mortgage - 97176	20	8.59%	84		163
Reilly Mortgage Associates - 97181	5	7.29%	201		1,609
Reilly Mortgage Corp. - 97182	1	8.70%	227		2,566
Intercity Capital Corp. - 97187	6	9.61%	61		95
Keycorp RE Capital Market - 97188	1	9.63%	314		607
Tracy Federal Bank - 97189	3	5.73%	147		191
Litton Loan Servicing - 97192	6	8.40%	51		11
Republic Bank - 97193	3	8.38%	39		17
Banner Bank - 97196	1	8.80%	314		250
First Bank of Beverly Hills FSB - 97198	1	8.01%	314		135
Inglewood Neighborhood Housing Service - 97200	1	8.82%	314		8
Cenlar Federal Savings Bank - 97202	3	8.50%	60		40
Matrix Financial Services - 97205	1	7.69%	314		46
Cal Fed - 97207	380	7.19%	226		59,125
North American Mortgage - 97212	6	8.63%	51		78
Matrix Financial Services - 97213	12	10.31%	95		21
Chase Manhattan Mortgage Corp. - 97214	85	8.31%	63		53
Bank of America - Louisville - 00169	1	8.00%	157		91
Rosemary Apartments - 00196	1	7.85%	169		127
Jefferson Savings & Loan - MM001	2	7.84%	7		1
Atlantic Mortgage - MM009	2	5.95%	6		1
Fleet Bank - 97166	1	9.00%	28		14	9.00%
Total Prime Loans Serviced by Others - WM Specialty Mortgage LLC				$ 2,293,699	$ 2,382,990	17.10%
WM Specialty Mortgage LLC - Subprime Loans Serviced by Others
(In 000s)
Pool (by Servicer)	Number of Loans	Weighted Average Interest Rate	Average Remaining Term (in months)	Cost	(1) Fair Value	As a % of Net Assets
Countrywide Home Loans - BC002B	274	9.03%	321	$ 23,014	$ 23,080
Countrywide Home Loans - BC002C	354	9.01%	310	23,273	23,438
Countrywide Home Loans - BC002D	301	9.40%	329	23,770	23,973
Countrywide Home Loans - BC002E	305	9.51%	330	23,953	24,057
Countrywide Home Loans - BC002F	325	9.61%	312	23,442	23,597
Countrywide Home Loans - BC002G	314	9.62%	331	24,210	24,296
Ameriquest - BC005A	1702	8.94%	311	128,856	131,074
Ameriquest - BC005B	1047	9.14%	309	76,420	77,914
Ameriquest - BC005C	2083	9.51%	312	152,457	154,896
Ameriquest - BC005D	1978	9.23%	316	155,360	157,635
Ameriquest - BC005E	443	9.41%	309	30,720	31,209
Ameriquest - BC005F	188	9.61%	312	21,518	21,769
Countrywide Home Loans - BC007A	901	9.76%	325	81,787	81,462
Countrywide Home Loans - BC007B	355	9.39%	323	33,030	32,974
Wells Fargo Home Mortgage - BC008A	1877	9.97%	323	160,726	160,747
Wells Fargo Home Mortgage - BC008B	1185	9.85%	327	101,045	102,037
Option One - BC009	1048	9.69%	246	85,591	87,894
Chase Manhattan Mortgage Corp. - BC010	534	9.71%	334	60,314	61,186
Chase Manhattan Mortgage Corp. - BC011	378	10.26%	331	42,950	44,135
Chase Manhattan Mortgage Corp. - BC012	601	9.74%	337	76,663	76,227
Countrywide Home Loans - BC013	1245	9.54%	326	123,518	124,492
Wells Fargo Home Mortgage - BC014A	1488	9.65%	334	141,960	143,234
Wells Fargo Home Mortgage - BC014B	391	9.70%	333	34,945	35,242
Chase Manhattan Mortgage Corp. - BC015	1030	9.97%	339	123,528	122,409
Countrywide Home Loans - BC016	1702	9.71%	337	193,127	196,023
Countrywide Home Loans - BC017	624	9.82%	334	68,577	69,580
Wells Fargo Home Mortgage - BC018	656	9.99%	332	60,391	60,966
Chase Manhattan Mortgage Corp. - BC019A	162	10.40%	321	17,880	18,424
Chase Manhattan Mortgage Corp. - BC019B	32	10.37%	335	4,124	4,263
Countyrwide Home Loans - BC020	870	9.84%	340	97,846	99,138
Option One - BC022A	854	10.26%	247	66,642	68,659
Option One - BC022B	186	10.61%	238	11,723	12,047
Ameriquest - BC023A	377	10.15%	312	34,201	35,041
Ameriquest - BC023B	30	10.15%	335	2,733	2,786
Ameriquest - BC024	1584	9.87%	329	162,014	165,537
Countrywide Home Loans - BC025	1128	10.06%	339	120,380	121,994
Countrywide Home Loans - BC026	615	10.07%	341	77,738	77,892
Ameriquest - BC027A	796	10.00%	331	85,205	87,118
Ameriquest - BC027B	1045	9.87%	332	118,980	117,585
Countrywide Home Loans - BC028	546	10.01%	342	69,293	69,370
Ameriquest - BC029A	633	9.86%	332	73,725	74,773
Ameriquest - BC029B	1103	9.78%	333	128,446	130,200
Ameriquest - BC030A	201	10.04%	334	22,561	22,946
Ameriquest - BC030B	775	9.52%	341	110,760	111,945
Chase Manhattan Mortgage Corp. - BC031	749	10.09%	342	87,497	87,327
Chase Manhattan Mortgage Corp. - BC032	746	10.00%	344	92,511	92,123
Ameriquest - BC033	133	9.94%	337	18,321	18,808
Chase Manhattan Mortgage Corp. - BC034	647	9.87%	344	103,863	103,758
Ameriquest - BC035A	830	10.33%	330	95,075	95,651
Ameriquest - BC035B	709	9.96%	340	94,534	95,040
Chase Manhattan Mortage Corp. - BC036	527	9.76%	345	91,431	91,971
Chase Manhattan Mortgage Corp. - BC037	85	9.93%	344	11,978	12,120
Ameriquest - BC038A	539	9.49%	341	69,032	69,645
Ameriquest - BC038B	1183	9.33%	341	165,150	166,711
Chase Manhattan Mortgage Corp. - BC039	456	9.58%	345	73,433	73,851
Countrywide Home Loans - BC040	588	9.80%	348	98,119	98,670
Ameriquest - BC041A	844	9.29%	334	108,858	109,957
Ameriquest - BC041B	1432	9.25%	339	179,664	181,440
Ameriquest - BC042A	561	9.14%	338	69,492	70,221
Ameriquest - BC042B	1705	9.04%	343	224,724	226,963
Countrywide Home Loans - BC043	262	9.05%	348	44,669	44,792
Chase Manhattan Mortgage Corp. - BC044	868	8.85%	350	156,183	156,884
Ameriquest - BC045A	506	9.31%	342	59,997	60,646
Ameriquest - BC045B	1248	9.17%	345	177,305	179,138
Chase Manhattan Mortgage Corp. - BC046A	57	10.10%	353	9,996	10,042
Chase Manhattan Mortgage Corp. - BC046B	16	10.80%	352	2,138	2,147
Ameriquest - BC047A	442	9.38%	338	55,398	56,007
Ameriquest - BC047B	2219	8.95%	345	318,330	321,634
Chase Manhattan Mortgage Corp. - BC048	809	8.63%	350	143,318	144,000
Option One - BC049A	691	8.90%	345	94,103	93,218
Opiton One - BC049B	168	9.09%	342	18,311	18,128
Chase Manhattan Mortgage Corp. - BC050A	171	8.74%	350	28,033	28,399
Chase Manhattan Mortgage Corp. - BC050B	48	9.16%	352	8,818	8,933
Ameriquest - BC051A	453	9.50%	343	57,807	58,445
Ameriquest - BC051B	1789	9.22%	347	249,409	251,985
Chase Manhattan Mortgage Corp. - BC052	715	8.70%	351	121,144	121,725
Chase Manhattan Mortgage Corp. - BC053A	66	9.58%	354	9,951	10,006
Chase Manhattan Mortgage Corp. - BC053B	27	10.16%	349	3,668	3,715
Chase Manhattan Mortgage Corp. - BC054	620	8.56%	353	111,120	112,033
Ameriquest - BC055	1458	8.90%	345	209,338	208,867
Fremont - BC056	623	8.67%	353	105,230	105,718
Option One - BC057A	1245	8.55%	332	198,940	197,744
Option One - BC057B	17	9.32%	329	2,519	2,504
Ameriquest - BC058	1964	8.97%	349	274,998	286,456
Fremont - BC059	532	8.57%	354	92,667	92,958
Ameriquest - BC060	702	8.90%	351	96,134	104,189
Fremont - BC061	508	8.50%	354	87,609	87,963
Ameriquest - BC062	2205	9.50%	346	305,523	305,267
Fremont - BC063	638	9.13%	356	106,388	107,485
Total Subprime Loans Serviced by Others				$ 8,032,122	$ 8,110,548	58.20%
WM Specialty Mortgage LLC - Loans not Serviced by Others
(In 000s)
Pool	Number of Loans	Range of Interest Rates	Range of Maturity (in months)	Cost	(1) Fair Value	As a % of Net Assets
Fixed Amortizing - Fixed Index	5	8.420%	238	$ 249	$ 256	0.00%
Floating Amortizing - Various Index	17	7.92-8.88%	331-347	5,035	5,212	0.04%
Floating Negative Amortization - Various Index	488	6.64-7.23%	344-358	164,591	170,956	1.23%
Fixed Principle/Floating Rate - Treas 1Y	2	7.630%	337	542	561	0.00%
Washington Mutual Mortgage - 92052 *	175	0.070%	220	36,824	37,642	0.27%
WM Home Loans - 97036 *	5	7.240%	84	129	132	0.00%
WM Home Loans - 97037 *	1	12.41%	314	66	67	0.00%
WM Home Loans - 97038 *	12	6.42%	149	533	545	0.00%
Total Loans not Serviced by Others				$ 207,969	$ 215,369	1.55%

* On January 31, 2001 Washington Mutual, Inc. acquired PNC Mortgage Company as a subsidiary to Washington Mutual Bank, FA (WMBFA). As a result of the acquisition, WMBFA acts as servicer of the loans (see Note 3 to the financial statements).
Marion Street, Inc. - Commercial Loans
(In 000s)
Pool	Number of Loans	Range of Interest Rates	Range of Maturity (in months)	Cost	(1) Fair Value	As a % of Net Assets
Fixed Amortizing - Fixed Index	3	8.86%	111	$ 1,052	$ 1,100	0.01%
Floating Amortizing - COFI	13	7.5-7.60%	23-45	6,311	6,586	0.05%
Floating Amortizing - MTA	16	7.75%	80	3,766	3,953	0.03%
Floating Amortizing - Treas 1Y	7	7.28%	74	2,748	2,883	0.02%
Floating Amortizing - Treas 5y	4	5.96-7.38%	86-140	2,583	2,713	0.02%
Floating Negative Amortization - COFI	422	6.53-7.04%	54-133	395,105	412,910	2.96%
Floating Negative Amortization - LAMA	1	6.86%	65	631	660	0.00%
Floating Negative Amortization - MTA	67	7.59%	296	69,482	72,943	0.52%
Floating Negative Amortization - Treas 1Y	3	6.75-8.75%	105-223	2,252	2,365	0.02%
Fixed Amortizing - Fixed Index	5	8.72%	102	3,667	3,871	0.03%
Floating Amortizing - COFI	33	6.83-7.94%	12-151	30,786	32,420	0.23%
Floating Amortizing - MTA	3	8.77%	17	1,759	1,864	0.01%
Floating Amortizing - Prime	2	9.11%	36	642	680	0.00%
Floating Amortizing - Treas 1Y	3	7.00%	91	6,196	6,554	0.05%
Floating Amortizing - Treas 5Y	2	6.90%	83	2,739	2,899	0.02%
Floating Amortizing - Treas 6M	3	4.75-7.02%	19-95	2,189	2,316	0.02%
Floating Amortizing - Treas 10Y	2	8.43-10.63%	2	915	970	0.01%
Floating Negative Amortization - COFI	462	6.20-10.00%	83-162	387,781	408,708	2.93%
Floating Negative Amortization - MTA	15	6.48-8.63%	14-103	13,643	14,449	0.10%
Floating Negative Amortization - Treas 1Y	3	7.02-8.25%	8-128	3,298	3,490	0.03%
Fixed Amortizing - Fixed Index	228	8.91%	66	76,326	77,072	0.55%
Floating Negative Amortization - COFI	1	6.93%	128	10	9	0.00%
Total Commercial Loans				$ 1,013,881	$ 1,061,415	7.62%
WM Specialty Mortgage LLC - CRA Prime Loans Serviced by Others
(in 000s)
Pool (by Servicer)	Number of Loans	Range of Interest Rates	Range of Maturity Dates	*	(2) Cost	(1) Fair Value	As a % of Net Assets
Community Finance Consortium	3	6.25-7.50%	06/20/2001-06/05/2002			$ 213	0.00%
C.A.S.A	3	7.25%	12/24/1999-11/04/2028			69	0.00%
Bank of America	4	7.15-7.49%	Not Applicable	*		465	0.00%
First Housing	4	7.5-8%	Not Applicable	*		2,240	0.02%
SAMCO	1	7.85%	Not Applicable	*		70	0.00%
Total CRA Prime Loans Serviced by Others					$ 3,087	$ 3,058	0.02%

* Loans on construction not yet completed do not have maturity dates as of 06/30/2001.
WM Specialty Mortgage LLC - Real Estate Owned
(in 000s)

* All properties listed are residential real estate.

Property Location	Cost	(1) Fair Value	As a % of Net Assets
PRIME
Fresno, CA	$ 2	$ 2	0.00%
Belle, MO	41	42	0.00%
Marble Hill, MO	30	32	0.00%
Galena, MO	14	23	0.00%
El Dorado Springs, MO	38	29	0.00%
Springfield, MO	102	102	0.00%
Nixa, MO	120	130	0.00%
Cathedral City, CA	65	65	0.00%
Indianapolis, IN	149	146	0.00%
Newburgh, IN	53	85	0.00%
Penfield, NY	280	170	0.00%
Everson, WA	296	310	0.00%
Shelby, IN	25	25	0.00%
Woodlynne, NJ	5	2	0.00%
Bakersfield, CA	25	25	0.00%
Thousand Oaks, CA	207	237	0.00%
Newbury Park, CA	140	156	0.00%
Venicel Area, CA	181	202	0.00%

Total Prime Real Estate Owned	1,773	1,782	0.00%

SUBPRIME
Ameriquest
Dallas, TX	34	45	0.00%
Poteau, OK	28	30	0.00%
Oklahoma City, OK	19	25	0.00%
Benson, NC	38	65	0.00%
Birch Run, MI	91	92	0.00%
Camden, NJ	20	27	0.00%
Pittsburgh, PA	15	25	0.00%
Stillwater, MN	133	150	0.00%
Moses Lake, WA	30	35	0.00%
Bay City, MI	58	63	0.00%
Los Angeles, CA	86	150	0.00%
York, PA	20	26	0.00%
Lafayette, LA	70	98	0.00%
Centerville, PA	18	24	0.00%
Akron, NY	23	30	0.00%
Prattville, AL	119	130	0.00%
Albany, GA	52	63	0.00%
Cliffside Park, NJ	224	300	0.00%
Eminence, KY	30	34	0.00%
Denham Springs, LA	57	62	0.00%
Early, IA	11	10	0.00%
New Haven, Ct	34	45	0.00%
El Paso, TX	48	55	0.00%
Stockton, CA	117	185	0.00%
Cookeville, TN	31	16	0.00%
Big Rapids, MI	34	45	0.00%
Detroit, MI	43	80	0.00%
Glendale, AZ	91	102	0.00%
Dalton Gardens, ID	122	160	0.00%
North Syracuse, NY	47	60	0.00%
West Winfield, NY	6	8	0.00%
Hilsboro, AL	40	55	0.00%
Baldwin Park, CA	100	133	0.00%
Baton Rouge, LA	8	5	0.00%
Grand Bay, AL	26	35	0.00%
Fenton, MI	112	175	0.00%
Ardmore, AL	20	29	0.00%
Buckeye Lake, OH	19	25	0.00%
Pickerington, OH	119	130	0.00%
Rialto, CA	48	32	0.00%
Louisville, KY	79	113	0.00%
Beacon, NY	111	150	0.00%
Ruidoso, NM	76	81	0.00%
Birmingham, AL	33	44	0.00%
New Brighton, MN	107	145	0.00%
Baltimore, MD	26	35	0.00%
Almorgordo, NM	38	40	0.00%
Chicago City, MN	130	153	0.00%
Jamestown, TN	34	38	0.00%
Indianapolis, IN	19	24	0.00%
Ft. Lauderdale, FL	78	95	0.00%
Brooklyn, NY	145	195	0.00%
Brooklyn, NY	135	200	0.00%
Reynoldsville, PA	56	60	0.00%
Springfield Oh	30	40	0.00%
Sanford, FL	99	110	0.00%
Detroit, MI	34	51	0.00%
Holyoke CO	49	58	0.00%
Detroit, MI	56	85	0.00%
Buffalo, NY	8	3	0.00%
Milan, MI	73	104	0.00%
Gilbert, PA	57	60	0.00%
East St. Louis IL	27	36	0.00%
Salt Lake City, UT	68	68	0.00%
Bartesville, OK	27	28	0.00%
Aberdeen, WA	15	20	0.00%
Oroville, CA	42	73	0.00%
Detroit, MI	47	51	0.00%
Port Lavaca, TX	51	56	0.00%
Excelsior Springs, MO	27	25	0.00%
Freehold, NJ	38	90	0.00%
Port Byron, NY	59	65	0.00%
Texarkana, AR	27	30	0.00%
Milford, UT	26	35	0.00%
Jacksonville, FL	32	43	0.00%
Detroit, MI	26	35	0.00%
Racine, WI	34	45	0.00%
Baton Rouge, LA	13	18	0.00%
Elk River, MN	102	157	0.00%
Salem, OH	59	71	0.00%
Mt. Clemens, MI	82	115	0.00%
Tyrone, PA	63	82	0.00%
Buffalo, NY	1	3	0.00%
Morton, WA	29	35	0.00%
Kenner, LA	81	82	0.00%
Anderson, IN	18	24	0.00%
Lake Crystal, MN	55	115	0.00%
Compton, CA	87	120	0.00%
New Orleans, LA	25	33	0.00%
Spokane, WA	32	38	0.00%
Klamath Falls, OR	52	56	0.00%
Chino Valley, AZ	60	85	0.00%
Joliet, IL	44	68	0.00%
Wilkes Barre, PA	7	10	0.00%
Springfield, MA	14	15	0.00%
Springfield, OH	28	43	0.00%
San Antonio, TX	51	93	0.00%
Cleveland, OH	30	40	0.00%
Detroit, MI	60	100	0.00%
South Ogden, UT	55	56	0.00%
Orlando, FL	114	125	0.00%
Kansas City, MO	50	59	0.00%
Pueblo, CO	57	80	0.00%
Fort Wayne, IN	14	17	0.00%
Ridgely, MD	77	122	0.00%
Minneapolis, MN	85	115	0.00%
Tulare, CA	47	56	0.00%
Detroit, MI	39	60	0.00%
Bothell, WA	169	185	0.00%
Indianapolis, IN	47	61	0.00%
New London, CT	48	51	0.00%
San Antonio, TX	46	61	0.00%
Rochester Hills, MI	189	255	0.00%
Martinsville, IN	80	115	0.00%
Lowell, NC	55	68	0.00%
Riviera Beach, FL	50	50	0.00%
Mt Clemens, MI	80	102	0.00%
Centralia, WA	55	60	0.00%
Bethlehem, CT	146	160	0.00%
Hamilton, AL	56	62	0.00%
Elkmont, AL	20	37	0.00%
Empire, CA	80	90	0.00%
Alamogordo, NM	27	35	0.00%
Tremonton, UT	55	88	0.00%
Flint, MI	35	46	0.00%
Ingleside, IL	80	89	0.00%
Barnum, MN	100	104	0.00%
Zapata, TX	86	55	0.00%
Sevierville, TN	116	132	0.00%
Minneapolis, MN	116	166	0.00%
Lansing, MI	60	66	0.00%
Winston Salem, NC	32	42	0.00%
Addison, IL	152	195	0.00%
Tamaqua, PA	11	15	0.00%
Staten Island, NY	150	218	0.00%
Conyer, GA	246	289	0.00%
Jersey City, NJ	86	94	0.00%
Beechgrove, IN	72	85	0.00%
Frederick, OK	4	5	0.00%
Mt Union, PA	25	33	0.00%
Gary, IN	7	8	0.00%
Middletown, CT	64	70	0.00%
Etowah, TN	19	18	0.00%
Gerwick, PA	32	42	0.00%
Tucson, AZ	27	40	0.00%
Portland, OR	114	112	0.00%
Hancock, NH	55	68	0.00%
Ft. Pierce, FL	22	29	0.00%
Minneapolis, MN	51	200	0.00%
Milwaukee, WI	91	110	0.00%
Franklin, TN	119	133	0.00%
Jacksonville, FL	22	20	0.00%
National City, MI	94	230	0.00%
North Ogden, UT	135	150	0.00%
Batavia, NY	23	31	0.00%
Arlington, TX	29	42	0.00%
La Crescent, MN	59	25	0.00%
Greenwood Lake, NY	66	60	0.00%
Memphis, TN	68	75	0.00%
Springfield, IL	26	35	0.00%
Toledo, OH	26	35	0.00%
Mason City, IA	34	45	0.00%
Victoria, TX	28	37	0.00%
Mesa, AZ	112	125	0.00%
Durham, NC	73	95	0.00%
Taft, CA	34	40	0.00%
Hazel Park, MI	63	85	0.00%
Greenville, SC	29	39	0.00%
Beaver Falls, PA	78	79	0.00%
Hephzibah, GA	58	58	0.00%
Memphis, TN	11	14	0.00%
Long Beach, WA	57	62	0.00%
Portland, OR	132	150	0.00%
Omaha, NE	19	26	0.00%
Flint, MI	26	34	0.00%
Haverhill, IA	14	18	0.00%
Kansas City, MO	16	21	0.00%
Little Rock, AR	19	25	0.00%
Rochester, NY	38	45	0.00%
Waukegan, IL	74	50	0.00%
Spokane, WA	25	32	0.00%
Verona, NY	6	23	0.00%
Clay Springs, AZ	130	142	0.00%
Detroit, MI	53	78	0.00%
Cameron, MO	54	25	0.00%
Splendora, TX	44	61	0.00%
Whitehall, NY	16	21	0.00%
Paris, NY	8	10	0.00%
Elmira, NY	11	10	0.00%
Upper Marlboro, MD	118	172	0.00%
Chattanooga, TN	80	96	0.00%
Minneapolis, MN	107	180	0.00%
Columbia, SC	59	66	0.00%
Clayton, NM	48	48	0.00%
Violet, LA	29	39	0.00%
San Antonio, TX	63	96	0.00%
Rowe, NM	65	100	0.00%
Pensacola, FL	82	100	0.00%
Massillon, OH	23	13	0.00%
Mohawk, TN	28	37	0.00%
Pittsburgh, PA	79	85	0.00%
Winnsboro, LA	11	15	0.00%
Springfield, OR	323	463	0.00%
Rockford, IL	62	67	0.00%
Louisville, KY	25	20	0.00%
Chicago, IL	44	56	0.00%
Youngstown, OH	6	8	0.00%
Cleveland, OH	6	8	0.00%
Birmingham, AL	25	33	0.00%
Louisville, KY	31	41	0.00%
Greentown, PA	99	110	0.00%
Mobile, AL	24	15	0.00%
Hackettstown, NJ	35	51	0.00%
Rocky Mount, NC	28	37	0.00%
Houston, TX	25	33	0.00%
Corpus Christi, TX	60	80	0.00%
Morrisville, VT	91	125	0.00%
Kansas City, MO	102	145	0.00%
Branson, MO	27	38	0.00%
Memphis, TN	33	50	0.00%
Detroit, MI	50	55	0.00%
Ypsilanti, MI	65	90	0.00%
Bakersfield, CA	82	90	0.00%
Omaha, NE	91	121	0.00%
Milwaukee, WI	81	89	0.00%
Louisburg, KS	125	130	0.00%
Freehold, NJ	63	80	0.00%
Tulsa,OK	11	15	0.00%
Ruidoso, NM	81	89	0.00%
Centralia, WA	110	115	0.00%
Kalamazoo, MI	11	15	0.00%
Clayton, MI	60	78	0.00%
Southside, AL	32	45	0.00%
Montague, MA	30	40	0.00%
Newkirk, OK	8	5	0.00%
Colorado Springs, CO	92	108	0.00%
Redford, MI	94	111	0.00%
Warren, MI	70	77	0.00%
Kalamazoo, MI	34	60	0.00%
Dassel, MN	105	96	0.00%
Minneapolis, MN	96	105	0.00%
Baton Rouge, LA	9	12	0.00%
Toledo, OH	11	14	0.00%
Egg Harbor City, NJ	104	88	0.00%
Granby, NY	34	46	0.00%
Iowa City, IA	87	95	0.00%
Austin, MN	25	33	0.00%
Detroit, MI	45	60	0.00%
Faribault, MN	157	180	0.00%
Los Angeles, CA	92	100	0.00%
San Antonio, TX	46	65	0.00%
El Mirage, AZ	65	83	0.00%
Rockford, IL	30	40	0.00%
Inkster, MI	35	66	0.00%
Albuquerque, NM	128	125	0.00%
St Paul, MN	75	95	0.00%
Sacramento, CA	34	55	0.00%
Denver, CO	61	87	0.00%
Southington, CT	165	180	0.00%
Madelia, MN	25	33	0.00%
Fowlerville, MI	165	185	0.00%
Milwaukee, WI	59	65	0.00%
Topeka, KS	87	90	0.00%
Detroit, MI	38	50	0.00%
Ogden, UT	83	90	0.00%
Waterford, MI	92	100	0.00%
Des Moines, IA	19	26	0.00%
Auburn, AL	140	171	0.00%
Alhambra, CA	157	190	0.00%
Grand Juncton, CO	75	82	0.00%
Fitzgerald, GA	48	52	0.00%
Sigourney, IA	53	37	0.00%
Township of Waterford, MI	84	115	0.00%
Adrian, MI	211	231	0.00%
Littleton, CO	238	281	0.00%
Puyallup, WA	126	180	0.00%
Milaca, MN	46	70	0.00%
Shelton, WA	183	165	0.00%
Fort Myers, FL	48	44	0.00%
Bakersfield, CA	82	98	0.00%
Syracuse, NY	66	69	0.00%
Mountlake Terrace, WA	140	160	0.00%
Colorado, Springs, CO	101	110	0.00%
Parkville, MO	118	108	0.00%
Mechanicsburg, PA	104	117	0.00%
St. Louis, MO	48	51	0.00%
Joliet, IL	58	53	0.00%
Clawson, MI	118	163	0.00%
Garden City, MI	88	115	0.00%
Perris, CA	91	100	0.00%
Piedmont, AL	31	30	0.00%
Berlin, NH	33	44	0.00%
Berlin, NH	34	45	0.00%
Warren, MI	66	93	0.00%
Carson, CA	206	225	0.00%
Cannon Falls, MN	80	96	0.00%
Berlin, NH	29	38	0.00%
Warren, MI	71	98	0.00%
Hyde Park, UT	247	300	0.00%
Minneapolis, MN	84	110	0.00%
Emily, MN	105	141	0.00%
Denver, CO	167	182	0.00%
Salt Lake City, UT	81	89	0.00%
Grand Rapids, MI	33	44	0.00%
Berlin, NH	26	35	0.00%
Fishers, IN	127	157	0.00%
Birmingham, AL	55	50	0.00%
Ellensburg, WA	101	122	0.00%
Lahaina, HI	344	490	0.00%
Atlanta, GA	97	97	0.00%
Fillmore, CA	148	185	0.00%
College Park, GA	59	55	0.00%
Mentone, CA	244	305	0.00%
Holiday, FL	54	55	0.00%
Sterling Heights, MI	86	179	0.00%
Dearborn Heights, MI	65	73	0.00%
Westerly, RI	120	135	0.00%
Countrywide
Connersville, IN	28	37	0.00%
Sacramento, CA	87	106	0.00%
Harson's Island, MI	81	105	0.00%
Detroit, MI	69	75	0.00%
Tampa, FL	76	85	0.00%
Cuyahoga Falls, OH	59	60	0.00%
Asland, OH	29	50	0.00%
Pasadena, TX	27	51	0.00%
Chicago Heights, IL	56	58	0.00%
Tooele, UT	91	102	0.00%
Raleigh, NC	48	69	0.00%
Holt, MI	101	110	0.00%
Basehor, KS	95	118	0.00%
Nashville, TN	70	89	0.00%
Baltimore, MD	119	131	0.00%
Jerome, ID	71	77	0.00%
Vancouver, WA	91	120	0.00%
Sumner, WA	173	188	0.00%
South Ogden, UT	146	173	0.00%
Pueblo, CO	72	80	0.00%
Kansas City, MO	11	15	0.00%
Sandy, UT	247	275	0.00%
Paragon, IN	26	35	0.00%
Indianapolis, IN	64	86	0.00%
Detroit, MI	19	25	0.00%
Lakeland, FL	45	53	0.00%
Miami, FL	67	71	0.00%
Lauderdale Lakes, FL	75	93	0.00%
Kamuela, HI	179	199	0.00%
Murray, KY	14	20	0.00%
Drexel, NC	51	56	0.00%
St. Rose, LA	72	88	0.00%
Houston , TX	47	55	0.00%
Memphis, TN	24	26	0.00%
Akron, OH	21	30	0.00%
Baltimore, MD	11	15	0.00%
Chicopee, MA	59	64	0.00%
Tuckerton, NJ	78	75	0.00%
The Dalles, OR	93	99	0.00%
Pueblo, CO	148	162	0.00%
Spring, TX	59	62	0.00%
Fouke, AR	29	57	0.00%
Tooele, UT	97	108	0.00%
Santa Monica, CA	228	249	0.00%
Pasadena, TX	57	71	0.00%
Lockport, IL	142	147	0.00%
Mt Sterling, KY	27	36	0.00%
Homestead, FL	35	48	0.00%
Saint Louis, MO	38	50	0.00%
Miami, FL	85	109	0.00%
Corvallis, OR	95	115	0.00%
Federal Way, WA	217	310	0.00%
Berrien Springs, MI	41	55	0.00%
Spirit Lake, ID	96	117	0.00%
Milwaukee, WI	42	50	0.00%
Sumner, WA	132	145	0.00%
South Bend, IN	14	23	0.00%
Corona, CA	201	265	0.00%
Phoenix, AZ	76	87	0.00%
Idaho Falls, ID	100	109	0.00%
Detroit, MI	55	70	0.00%
Miamisburg, OH	61	78	0.00%
Coffeyville, KS	26	35	0.00%
Detroit, MI	156	170	0.00%
Indianapolis, IN	30	36	0.00%
Fresno, CA	56	67	0.00%
Pontiac, MI	51	55	0.00%
Milwaukee, WI	16	21	0.00%
Quincy, FL	11	14	0.00%
Morrison, TN	61	63	0.00%
Franklin, TN	93	90	0.00%
Muncie, IN	15	34	0.00%
Rushville, IN	59	64	0.00%
Indianapolis, IN	17	6	0.00%
Centralia, IL	30	32	0.00%
Colorado Springs, CO	133	145	0.00%
Fort Wayne, IN	11	15	0.00%
Sacramento, CA	64	70	0.00%
Eureka, KS	30	55	0.00%
Kansas City, MO	18	24	0.00%
Jefferson, OH	87	95	0.00%
Portland, OR	83	90	0.00%
Dallas, TX	15	20	0.00%
Copperton, UT	82	93	0.00%
Apple Valley, CA	56	61	0.00%
St Louis, MO	15	20	0.00%
Divide, CO	89	105	0.00%
Detroit, MI	46	50	0.00%
Pueblo, CO	60	69	0.00%
Freeport, IL	33	21	0.00%
Bloomfield Hills, MO	398	435	0.00%
Tallula, IL	24	32	0.00%
Dayton, OH	38	50	0.00%
Cleveland, OH	64	75	0.00%
St. Louis, MO	12	15	0.00%
Deltona, FL	33	44	0.00%
Six Lake, MI	69	88	0.00%
Knoxville, TN	26	37	0.00%
Tarboro, NC	48	63	0.00%
Knoxville, TN	10	14	0.00%
Newton, KS	15	19	0.00%
Grand Rapids, MI	45	80	0.00%
Bessemer City, NC	59	75	0.00%
Charlotte, NC	178	189	0.00%
Hartland, MI	169	240	0.00%
Humboldt, TN	82	90	0.00%
St. Petersburg, FL	36	48	0.00%
Portsmouth, VA	24	35	0.00%
Mountain IR, MN	28	42	0.00%
Medaryville, IN	4	6	0.00%
Dayton, OH	15	20	0.00%
Waren, MI	57	82	0.00%
Dowagiac, MI	36	48	0.00%
New Haven, CT	26	35	0.00%
Ferndale, MI	64	70	0.00%
Detroit, MI	58	68	0.00%
Homestead, PA	4	27	0.00%
Inkster, MI	59	65	0.00%
North Tonawanda, NY	15	20	0.00%
Baltimore, MD	23	30	0.00%
South Padre Island, TX	298	340	0.00%
Toledo, OH	45	52	0.00%
Sugar Land, TX	119	160	0.00%
Walton, KY	50	55	0.00%
Royal Oak, MI	145	170	0.00%
Detroit, MI	57	82	0.00%
Los Angeles, CA	79	131	0.00%
Tacoma, WA	50	71	0.00%
Chicago, IL	55	65	0.00%
Waianae, HI	-24	50	0.00%
Warren, OH	20	33	0.00%
Colorado Springs, CO	207	249	0.00%
Dayton, OH	35	56	0.00%
Detroit, MI	68	76	0.00%
Evansville, MN	50	64	0.00%
Ocala, FL	152	185	0.00%
New Port Richey, FL	146	185	0.00%
Knoxville, TN	64	75	0.00%
Gainesville, FL	55	64	0.00%
Sarasota, FL	50	61	0.00%
Lockport, NY	51	60	0.00%
Benton Harbor, MI	8	10	0.00%
Grand Rapids, MI	22	30	0.00%
Roundhill, KY	21	65	0.00%
South Bend, IN	22	37	0.00%
Detroit, MI	37	49	0.00%
Excelsior Springs, MO	52	56	0.00%
Forest Park, GA	84	93	0.00%
Lexington, KY	119	114	0.00%
Winter Haven, FL	224	245	0.00%
Durham, NC	30	43	0.00%
Las Cruces, NM	16	22	0.00%
Pulaski, TN	27	45	0.00%
Detroit, MI	9	12	0.00%
Pittsburgh, PA	19	25	0.00%
Roseville, MI	55	64	0.00%
Waxhaw, NC	188	250	0.00%
Bloomington, IN	161	185	0.00%
Donaldsville, LA	15	22	0.00%
West Memphi, AR	80	106	0.00%
Wilder, ID	88	96	0.00%
Florissant, MO	166	181	0.00%
Dittmer, MO	140	200	0.00%
Nashville, TN	30	41	0.00%
Buffalo, NY	1	6	0.00%
Kendallville, IN	57	62	0.00%
Spring, TX	151	165	0.00%
Brooklyn, IN	61	69	0.00%
Freehold, NJ	59	70	0.00%
Park Hills, MO	34	45	0.00%
Euclid, OH	80	84	0.00%
Marshall, MI	59	65	0.00%
Lynden, WA	125	137	0.00%
Chicago, IL	180	197	0.00%
Lovington, NM	14	29	0.00%
Cleveland, OH	20	32	0.00%
Big Lake, MN	90	135	0.00%
Des Moines, WA	163	190	0.00%
St Louis, MO	8	10	0.00%
Buxton, OR	183	200	0.00%
Greenfield, OH	34	70	0.00%
Indianapolis, IN	73	80	0.00%
Cleveland, OH	69	75	0.00%
Columbus, OH	22	35	0.00%
Baltimore, MD	15	20	0.00%
Bridgeport, CT	78	55	0.00%
Portland, OR	32	45	0.00%
Baltimore, MD	21	28	0.00%
Pahoa, HI	53	58	0.00%
Baltimore, MD	9	12	0.00%
Canton, OH	19	33	0.00%
Cleveland, OH	46	45	0.00%
Mt. Pleasant, PA	56	61	0.00%
Tallmadge, OH	59	65	0.00%
Shippenville, PA	101	135	0.00%
Albuquerque, NM	74	81	0.00%
Salem, OR	59	80	0.00%
Lakewood, OH	54	59	0.00%
Baltimore, MD	16	23	0.00%
Baltimore, MD	8	10	0.00%
Thompson, OH	91	99	0.00%
Greensboro, NC	83	80	0.00%
Staunton, VA	35	50	0.00%
Sweet Home, OR	101	110	0.00%
Oklahoma City, OK	99	115	0.00%
Oklahoma City, OK	64	70	0.00%
Seattle, WA	156	185	0.00%
Emmett, ID	125	122	0.00%
Meriden, CT	73	64	0.00%
North Bend, WA	316	345	0.00%
Littleton, CO	220	341	0.00%
Nashville, IN	84	85	0.00%
Lincoln Park, MI	69	75	0.00%
Hamilton, OH	20	27	0.00%
Peoria, IL	73	80	0.00%
Detroit, MI	64	70	0.00%
Toluca, IL	32	35	0.00%
Springfield, OH	35	56	0.00%
Detroit, MI	75	82	0.00%
Springfield, IL	11	15	0.00%
Indianapolis, IN	19	25	0.00%
Lorain, OH	64	77	0.00%
St. James City, FL	333	428	0.00%
Fort Meyers, FL	143	180	0.00%
St Petersburg, FL	66	72	0.00%
Fort Myers, FL	58	63	0.00%
Miami, FL	147	162	0.00%
Tampa, FL	30	28	0.00%
Miami, FL	66	86	0.00%
Rockledge, FL	30	47	0.00%
Buffalo, NY	48	53	0.00%
Clayton, NJ	45	52	0.00%
Philadelphia, PA	29	38	0.00%
Warsaw, MO	30	40	0.00%
Iva, SC	29	38	0.00%
Temple, TX	30	35	0.00%
North Fork, CA	34	45	0.00%
Chase
Davidson, TN	30	40	0.00%
East Baton Rouge, LA	64	87	0.00%
Shelby, TN	129	120	0.00%
Saint Louis, MN	51	65	0.00%
Montgomery, OH	23	30	0.00%
Jackson, MO	12	16	0.00%
Multnomah, OR	80	45	0.00%
Multnomah, OR	115	130	0.00%
Cleveland Heights, OH	96	100	0.00%
Pocatello, ID	49	54	0.00%
Bountiful, UT	412	450	0.00%
Highland, CA	83	105	0.00%
Detroit, MI	56	61	0.00%
Ionia, MI	49	82	0.00%
Enid, OK	52	57	0.00%
New Bedford, MA	104	120	0.00%
Rochester, MI	133	200	0.00%
Roy, UT	164	130	0.00%
Chehalis, WA	117	128	0.00%
West Haven, UT	140	154	0.00%
Houston, TX	66	85	0.00%
Detroit, MI	85	93	0.00%
Collinsville, VA	60	55	0.00%
Louisburg, NC	113	145	0.00%
Middletown, PA	150	180	0.00%
Linden, NJ	171	250	0.00%
Flint, MI	45	65	0.00%
Detroit, MI	77	84	0.00%
Detroit, MI	16	15	0.00%
East Hartford, CT	73	80	0.00%
Detroit, MI	50	55	0.00%
Longview, WA	66	72	0.00%
New Orleans, LA	75	80	0.00%
Wintson, NC	178	225	0.00%
Vassar, MI	112	123	0.00%
Webb City, MO	60	66	0.00%
Mililani, HI	87	140	0.00%
Potomac, MT	109	119	0.00%
Clanton, AL	60	80	0.00%
Radcliffe, KY	81	97	0.00%
Taylor, MI	63	100	0.00%
Chicago, IL	77	70	0.00%
Proctor, MN	64	70	0.00%
Renton, WA	146	160	0.00%
Marshfield, WI	114	125	0.00%
Benton City, WA	112	139	0.00%
San Jose, CA	412	450	0.00%
Appleton, WI	82	115	0.00%
Columbus, OH	35	47	0.00%
Pittsburgh, PA	35	55	0.00%
Inkster, MI	55	60	0.00%
Adrian, MI	32	42	0.00%
Nashville, TN	14	18	0.00%
Detroit, MI	50	55	0.00%
Chicago, IL	97	126	0.00%
Fort Myers, FL	26	35	0.00%
Fort Myers, FL	34	45	0.00%
Hutchinson, MN	59	65	0.00%
Carbondale, CO	386	425	0.00%
West Palm Beach, FL	35	50	0.00%
Stockton, CA	171	200	0.00%
Roy, WA	191	225	0.00%
Vanceboro, NC	68	70	0.00%
Option One
Spokane, WA	18	24	0.00%
Libby, MT	78	92	0.00%
Harrisonville, MO	83	108	0.00%
Keystone Heights, FL	15	20	0.00%
N Fort Myers, FL	31	44	0.00%
Providence, RI	21	25	0.00%
Riverdale, GA	79	89	0.00%
Parma, ID	84	120	0.00%
Tucson, AZ	83	91	0.00%
Fond Du Lac, WI	59	68	0.00%
Yakima, WA	95	165	0.00%
Deford, MI	66	89	0.00%
Racine, WI	34	45	0.00%
Anaheim, CA	296	465	0.00%
Detroit, MI	40	58	0.00%
White Lake, MI	98	120	0.00%
Scotts, MI	32	130	0.00%
Monroe, OH	90	98	0.00%
Midland, MI	51	58	0.00%
Baltimore, MD	11	15	0.00%
Rocky Mount, NC	18	25	0.00%
Rocky Point, NC	35	50	0.00%
Hyattsville, MD	47	70	0.00%
Union City, MI	34	45	0.00%
Scottsville, MI	88	110	0.00%
Ravenswood, WV	9	13	0.00%
Sparta, MI	62	70	0.00%
Tampa, FL	27	36	0.00%
Gary, IN	28	37	0.00%
Hagerstown, MD	28	35	0.00%
Port Charlotte, FL	35	46	0.00%
Conway, SC	29	42	0.00%
La Porte, IN	96	137	0.00%
Hattiesburg, MS	23	50	0.00%
New Orleans, LA	48	52	0.00%
Albuquerque, NM	64	70	0.00%
Bristol, IN	34	55	0.00%
Fort Wayne, IN	35	45	0.00%
Cincinnati, OH	56	85	0.00%
West Palm Beach, FL	26	35	0.00%
Green Valley, IL	24	32	0.00%
Greensboro, NC	75	82	0.00%
Richmond, VA	34	46	0.00%
Chicago, IL	47	64	0.00%
Pass Christian, MS	62	68	0.00%
Detroit, MI	46	110	0.00%
Carlisle, PA	79	86	0.00%
Detroit, MI	24	32	0.00%
Hyattsville, MD	69	75	0.00%
Lakeland, FL	94	85	0.00%
Ocean Springs, MS	26	35	0.00%
Kimberling City, MO	56	68	0.00%
Homedale, ID	49	53	0.00%
Detroit, MI	25	34	0.00%
Wells Fargo
Houston, TX	95	128	0.00%
Rochester, MN	55	60	0.00%
Lewisville, ID	34	45	0.00%
Granville, IL	15	29	0.00%
Gilbert, AZ	196	222	0.00%
Harper Woods, MI	96	125	0.00%
Plant City, FL	68	74	0.00%
Paducah, KY	52	74	0.00%
Lincoln Park, MI	71	78	0.00%
Sun City, AZ	64	64	0.00%
Detroit, MI	14	18	0.00%
Williamston, MI	92	105	0.00%
Versalilles, KY	78	80	0.00%
Logan, OH	25	52	0.00%
Buffalo, NY	13	18	0.00%
Detroit, MI	41	55	0.00%
Altoona, PA	15	20	0.00%
Belleville, MI	207	279	0.00%
Burley, ID	26	56	0.00%
Washington, IN	19	25	0.00%
Early Branch, SC	35	47	0.00%
Taylorville, UT	106	120	0.00%
Greeley, CO	96	105	0.00%
Knoxville, TN	67	75	0.00%
Rogersville, TN	39	55	0.00%
Granbury, TX	13	28	0.00%
Kansas, MO	21	30	0.00%
Eugene, OR	26	35	0.00%
Thomaston, GA	32	47	0.00%
Cleveland, OH	26	35	0.00%
Omaha, NE	47	58	0.00%
Saginaw, MI	34	45	0.00%
Lufkin, TX	76	83	0.00%
Plano, TX	112	122	0.00%
Murfreesboro, NC	42	60	0.00%
Portland, OR	102	110	0.00%
Rockwell, TX	105	149	0.00%
Desoto, TX	106	128	0.00%
Detroit, MI	17	22	0.00%
Albuqurque, NM	87	95	0.00%
Medford, OR	51	58	0.00%
Detroit, MI	8	17	0.00%
Ceylon, MN	15	20	0.00%
Clymer, PA	14	17	0.00%
Syracuse, NY	60	78	0.00%
Washington, IL	11	15	0.00%
Plymouth, MN	129	208	0.00%
Houston, TX	29	43	0.00%
Sweet Home, OR	78	93	0.00%
Cordova, IL	84	95	0.00%
Philadelphia, PA	59	79	0.00%
Anaconda, MT	78	85	0.00%
Baton Rouge, LA	316	345	0.00%
Parma, ID	34	34	0.00%
Milwaukee, WI	13	17	0.00%
Roseburg, OR	30	40	0.00%
Dundalk MD	25	42	0.00%
Berkeley, MO	32	42	0.00%
Erie, PA	38	10	0.00%
Linesville, PA	25	49	0.00%
Saginaw, MI	10	13	0.00%
Harriman, TN	35	70	0.00%
North Charles, PA	15	20	0.00%
McMinnville, OR	58	63	0.00%
Monroe, LA	6	8	0.00%
Houston, TX	38	75	0.00%
Alpine, WY	144	200	0.00%
Kent City, MI	59	65	0.00%
Detroit, MI	18	24	0.00%
Greenleaf, ID	87	100	0.00%
Baton Rouge, LA	26	34	0.00%
Washington Pl., IL	11	15	0.00%
Clyde, MI	183	200	0.00%
Weiser, ID	101	110	0.00%
Johnsonville, SC	15	21	0.00%
Lagrange, OH	117	128	0.00%
Junction City, WI	67	125	0.00%
Sacramento, CA	36	67	0.00%
Seneca, SC	27	36	0.00%
Noble, OK	34	49	0.00%
Ruther Glen, VA	66	74	0.00%
Albuquerque, NM	101	145	0.00%
Cleveland, OH	11	15	0.00%
Pickerington, OH	109	119	0.00%
South Bend, IN	19	25	0.00%
Detroit Lake, MN	49	70	0.00%
Ypsilanti, MI	179	277	0.00%
Detroit, MI	14	18	0.00%
Mooresville NC	49	67	0.00%
Quincy, FL	34	45	0.00%
Bay City, MI	24	32	0.00%
Mineral Well, TX	69	60	0.00%
Jackson, MI	51	68	0.00%
Grand Rapids, MI	48	70	0.00%
Horn Lake, MS	54	61	0.00%
Linton, IN	7	15	0.00%
New Orleans, LA	58	70	0.00%
Two Harbors, MN	61	79	0.00%
Omaha, NE	51	60	0.00%
Lincoln, NE	98	122	0.00%
McMahan, TX	75	82	0.00%
New Orleans, LA	48	52	0.00%
Detroit, MI	34	45	0.00%
Buda, TX	59	65	0.00%
Eugene, OR	81	89	0.00%
Perry, GA	50	55	0.00%
Roanoke, VA	23	25	0.00%
Butte, MT	11	14	0.00%
Springfield, OH	48	69	0.00%
Detroit, MI	33	44	0.00%
Belmont, NC	48	52	0.00%
Lansing, MI	93	102	0.00%
Raleigh, NC	384	420	0.00%
Detroit, MI	36	49	0.00%
O'Fallon, IL	64	60	0.00%
Detroit, MI	51	70	0.00%
West Fargo, ND	32	43	0.00%
Provo, UT	165	180	0.00%
Detroit, MI	59	85	0.00%
Greenville, TX	34	49	0.00%
Atlanta, GA	32	54	0.00%
Muskegon, MI	25	33	0.00%
Baton Rouge, LA	91	96	0.00%

Total Subprime Real Estate Owned	53,937	66,034	0.47%

Total Real Estate Owned	$ 55,710	$ 67,816	0.49%
Summary of Investments
(in 000s)
			% of
Item	Cost	Fair Value	Net Assets
Marion Street, Inc. - Mortgage Backed Securities	$ 5,718	$ 5,755	0.04%
WM Specialty Mortgage LLC - Prime Loans Serviced by Others	2,293,699	2,382,990	17.10%
WM Specialty Mortgage LLC - Subprime Loans Serviced by Others	8,032,122	8,110,548	58.20%
WM Specialty Mortgage LLC - Loans not Serviced by Others	207,969	215,369	1.55%
Marion Street, Inc. - Commercial Loans	1,013,881	1,061,415	7.62%
WM Specialty Mortgage LLC - CRA Loans Serviced by Others	3,087	3,058	0.02%
WM Specialty Mortgage LLC - Real Estate Owned	55,710	67,816	0.49%
Total Investments	$ 11,612,185	11,846,951	85.02%
Excess of Cash and Receivable over Payables		2,088,040	14.98%
Net Assets		$ 13,934,991	100.00%

SNOQUALMIE ASSET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (in thousands except for share amounts)

DECEMBER 31, 2001

SNOQUALMIE ASSET FUND, INC.

STATEMENT OF OPERATIONS (in thousands)

FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:	
Interest income	$852,925
Other income	41,956
Total income	894,881
EXPENSES:	
Loan servicing fee (Note 3)	10,545
Real estate asset operating expense	5,608
Loan acquisition expenses	789
Professional fees	647
Accounting fees (Note 3)	240
Directors fees	15
Other expense	15
Total expenses	17,859
NET INVESTMENT INCOME	877,022
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:	
Net realized gain from investments	568
Net increase in unrealized appreciation on investments	1,984
Net realized and unrealized gain from investments	2,552
NET INCREASE IN NET ASSETS FROM OPERATIONS	$879,574

SNOQUALMIE ASSET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS (in thousands except share amounts)

FOR THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD FROM AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

SNOQUALMIE ASSET FUND, INC.

STATEMENT OF CASH FLOWS (in thousands)

FOR THE YEAR ENDED DECEMBER 31, 2001

SNOQUALMIE ASSET FUND, INC.

FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD FROM AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

1 Annualized

  For the period August 31, 2000 (commencement of operations) through December 31, 2000 and not annualized

SNOQUALMIE ASSET FUND, INC.

NOTES TO FINANCIAL STATEMENTS (in thousands)

AS OF DECEMBER 31, 2001 AND FOR THE YEAR ENDED DECEMBER 31, 2001 AND THE PERIOD FROM AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2000

NOTE 1: ORGANIZATION

Snoqualmie Asset Fund, Inc. (the Fund), a Maryland corporation, is registered under the Investment Company Act of 1940 as a non-diversified closed-end management investment company. The Fund was incorporated on July 25, 2000. Marion Holdings, Inc., an indirect subsidiary of Washington Mutual Inc., owns substantially all outstanding shares of the Fund.

The investment objective of the Fund is to seek current income consistent with preservation of capital through investments in portfolios of medium to high quality debt securities.

NOTE 2: Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant account policies consistently followed by the Fund in the preparation of its financial statements. The Fund's critical accounting policy is its valuation of investments.

Cash and Cash Equivalents: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and amounts due from banks with original maturities less than 3 months.

Investment valuation: Investments are recorded at fair value. Mortgage backed securities are valued at the last reported sales price on the day of valuation. Mortgage backed securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in loans, loans serviced by others and real estate for which market quotes are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors (the Committee). In determining the fair value, the Committee considers factors such as the financial condition of the borrower, the adequacy of the collateral, individual credit risks, historical loss experience and the relationships between current and projected market rates and portfolio rates of interest and maturities. Loans are valued using a combination of an option adjusted cash flow valuation methodology, quoted market prices, internal estimates, and the pricing of similar instruments. Accordingly, judgment is required to develop the estimates of fair value.

Management generally ceases to accrue interest income on all loans that become four payments delinquent and reverses all interest accrued up to that time. Thereafter, interest income is accrued only if and when, in management's opinion, projected cash proceeds are deemed sufficient to repay both principal and interest. All loans for which interest is not being accrued are referred to as loans on nonaccrual status.

Dividends and distributions to shareholders: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, are recorded on the ex-dividend date.

Investment transactions and related investment income: The Fund records investment transactions on trade date. Interest income is recognized on an accrual basis.

NOTE 3: Fees and Transactions with Affiliates

Washington Mutual Bank, FA (the FA) acts as servicer for the loans held by the Fund. Services provided by the FA in this capacity include, but are not limited to: maintenance of loan files; collection of all payments due; and enforcement of the terms of the loans, including liquidation of collateral if deemed to be necessary. For these services, the FA receives a fee equal to 0.25% of Marion Street, Inc. (the "REIT") investments in loans. The FA also receives an amount that represents reimbursed costs for WM Specialty Mortgage LLC (the "LLC") investments in loans serviced by others . The fees and reimbursed costs are calculated and paid monthly. For the period ended December 31, 2001, the Fund paid a total of $10,545,000 in servicing fees to the FA, of which approximately $2,929,000 related to assets from the REIT and approximately $7,616,000 related to assets from the LLC. Additionally, at December 31, 2001, the Fund has a receivable from the FA of $539,464,000 for loan payments that the FA has collected from borrowers, but has not yet remitted to the Fund.

The FA also serves as fund accountant for the Fund pursuant to a fund accounting agreement. Services provided by the FA in this capacity include, but are not limited to: maintenance of books and records required to be maintained by the Fund; performance of certain accounting services, including the monthly preparation of various financial statements and special reports and performance of special services that may be requested by the Fund. For these services, the FA receives a fee from the Fund in the amount of $20,000 per month plus reasonable out-of-pocket expenses. For the period ended December 31, 2001 fees paid for accounting services approximated $240,000. The Fund currently has a payable to the FA in the amount of $20,000 related to these services, all of which is included in the due to affiliate.

Washington Mutual Bank (the Bank) serves as custodian for the Fund's portfolio of investments. The Bank also serves as transfer agent and dividend disbursing agent for the Fund. Services provided include, but are not limited to, periodically monitoring the number of shares issued and outstanding and effecting payments of distributions declared by the Board of Directors. For these services, the Fund pays the Bank an annual fee of .02% of the Fund's average daily net assets excluding investments held in the LLC and the REIT. All fees are accrued daily and paid monthly. For the period ended December 31, 2001, there were no fees paid for custodian services, as the Fund held only investments in the LLC and REIT.

The Fund's portfolio managers (Managers) are employees of the FA and the Bank. In this capacity, subject to policies determined by the Board of Directors, the Managers may continuously furnish investment management to the Fund and make investment decisions on behalf of the Fund. Additionally, subject to the control of the Board of Directors, the Managers also manage, supervise and conduct the other affairs and business of the Fund and place all orders for the purchase and sale of the Fund's portfolio of investments. The Fund does not pay the Managers any compensation for the services rendered and expenses borne by the Managers.

Officers and certain directors of the Fund are or may be considered affiliated with the FA and the Bank. No such person received any remuneration from the Fund.

On August 25, 2000, an employee of the Bank contributed $1,000 to the Fund in exchange for the initial 10 shares of the Fund. On August 31, 2000, Marion Holdings, Inc. contributed $11,889,976,000 in assets to the Fund in exchange for 118,899,760 Fund shares. On September 30, 2001, Marion Holdings, Inc. contributed $1,000,000,000 to the Fund in exchange for 9,432,399 Fund shares. On December 31, 2001, 8,069,967 shares were issued in conjunction with the distribution to shareholders discussed in Note 5.

NOTE 4: Federal Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the Fund intends to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and distribute all of its net investment income and net capital gains for its fiscal year. Under existing law, the Fund is not subject to federal income tax on net investment income and capital gains distributed to shareholders. Distributions to shareholders of the Fund's net investment income are taxable as ordinary income to shareholders. Capital gain distributions are taxable as capital gains to shareholders.

The U.S. federal income tax basis of the Fund's investments at December 31, 2001, is $11,748,631,000 and net unrealized appreciation for U.S. federal income tax purposes was $98,320,000 (of which gross unrealized appreciation was $143,982,000 and gross unrealized depreciation was $45,662,000).

NOTE 5: Distributions to Shareholders

On December 18, 2001, the Directors of the Fund approved a consent distribution to shareholders. The distribution is deemed to have been made on December 31, 2001 to the extent of taxable income as of that date. Taxable income for the year 2001 is $824,428,000. The tax character of distributions deemed paid during the period ended December 31, 2001 was a capital gain distribution of $581,000 and an ordinary income distribution of $823,847,000.

During the year ended December 31, 2001, the Fund reclassified $94,000 undistributed net investment income to undistributed capital gains resulting from differences between book and tax basis in investments sold.

The tax character of distributions paid during the period ended December 31, 2000, was an ordinary income distribution of $347,200,000. The remaining $2,800,000 in distributions paid to the Fund's shareholders during the same period was a return of capital. There were no long-term capital gains during the period ended December 31, 2000. The fund reclassified $64,459,000 from undistributed net investment income to capital paid on shares of capital stock resulting from a permanent difference between book and tax related to taxable distributions received from the REIT during the period ended December 31, 2000.

NOTE 6: Investments

The Fund owns substantially all of the outstanding shares of Marion Street, Inc. (the REIT), a Washington corporation that has elected to be treated as a real estate investment trust. Additionally, the Fund and the REIT are the two members of WM Specialty Mortgage LLC, a Delaware limited liability company. Investments reported in the Schedule of Investments are held in the REIT and LLC.

Purchases and sales of investments (excluding short-term investments) were $5,006,659,000 (of which $20,854,000 was interest receivable) and $50,247,000, respectively, during the period ended December 31, 2001.

The Fund's investments are comprised primarily of real estate loans of which approximately 38% of the borrowers of the loans and underlying collateral are located in California.

At December 31, 2001, 3,231 loans with a combined fair value of $318,615,000 were on non-accrual status.

Tax Information (unaudited)

The Fund is required to advise shareholders of the Fund within sixty days of the Fund's fiscal year end regarding the federal tax status of distributions received by shareholders during such fiscal year. During the fiscal year ended December 31, 2001, the Fund declared a consent dividend (Note 5). This dividend was declared in accordance with Internal Revenue Code Section 561 (a). A deemed distribution has been made to the extent of taxable income for the year 2001of $824,428,000. Of this amount, $581,000 is classified as a distribution of capital gains, with the remaining $823,847,000 being classified as ordinary income.